LONG TERM DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG TERM DEBT
PPP Loan	$ 397,500	$ 198,750
Operating lease payable	14,377	225,054
Notes Payable - ICT (related party)	675,199	926,768
Total Debt	1,087,076	1,350,572
Less: Current Portion (operating lease payable)	(14,377)	(181,199)	$ 0
Total Long-Term Debt	$ 1,072,699	$ 1,169,373